SEGMENT INFORMATION - Schedule of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Revenues	$ 5,490,777	$ 5,007,603	$ 4,887,013
Owned Sports Properties [Member]
Revenue, Major Customer [Line Items]
Revenues	1,815,880	1,332,335	1,108,207
Representation [Member]
Revenue, Major Customer [Line Items]
Revenues	1,544,441	1,512,150	1,959,757
Operating Segments [Member] | Owned Sports Properties [Member]
Revenue, Major Customer [Line Items]
Revenues	1,815,880	1,332,335	1,108,207
Operating Segments [Member] | Events Experiences & Rights [Member]
Revenue, Major Customer [Line Items]
Revenues	2,173,399	2,192,289	1,846,305
Operating Segments [Member] | Representation [Member]
Revenue, Major Customer [Line Items]
Revenues	1,544,441	1,512,150	1,959,757
Eliminations [Member]
Revenue, Major Customer [Line Items]
Revenues	$ (42,943)	$ (29,171)	$ (27,256)